Revenue - Schedule of Revenue Derived from Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Revenue derived from customers	$ 1,421.1	$ 1,131.5	$ 1,096.3
COSCO [Member]
Disaggregation Of Revenue [Line Items]
Revenue derived from customers	401.1	407.4	412.3
Yang Ming Marine [Member]
Disaggregation Of Revenue [Line Items]
Revenue derived from customers	255.7	257.5	235.6
ONE [Member]
Disaggregation Of Revenue [Line Items]
Revenue derived from customers	237.3	199.4	241.6
Other [Member]
Disaggregation Of Revenue [Line Items]
Revenue derived from customers	$ 527.0	$ 267.2	$ 206.8